Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 185,516
2025	221,789
2026	230,601
2027	360,704
2028	213,127
2029 and thereafter	200,042
Total	$ 1,411,779	$ 1,417,341